Details of Significant Accounts (Details) - Schedule of Other Gains and Losses - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Other Gains and Losses [Abstract]
Foreign exchange gains	$ 14,389	$ 3,732
Miscellaneous disbursements	(59)	(1)
Other gains and losses, total	$ 14,330	$ 3,731